INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses Classified by Nature and Function (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Production costs
Analysis and storage	$ 46,620	$ 5,811	$ 1,225,756
Commissions and royalties	1,268,670	751,972	552,906
Import and export expenses	190,226	95,111	131,558
Depreciation property, plant and equipment	1,170,624	1,164,810	1,208,699
Depreciation of leased assets	248,948
Freight and haulage	541,019	1,433,867	664,984
Employee benefits and social securities	4,744,240	5,313,211	7,582,440
Maintenance	400,162	501,699	597,497
Energy and fuel	397,253	568,848	419,716
Supplies and materials	321,962	275,378	169,674
Mobility and travel	12,980	12,097	48,068
Professional fees and outsourced services	575,566	681,790	195
Office supplies	2,093	31,394	17,790
Insurance	64,019	105,302	118,610
Information technology expenses			19,057
Allowance for obsolescence	977,817	564,873	661,804
Taxes	28,724	37,388	105,104
Miscellaneous	7,242	14,962	478,191
Production costs	10,998,165	11,558,513	14,002,049
Selling, general and administrative expenses
Amortization intangible assets	1,122,194	1,270,529	1,197,988
Analysis and storage	23,851	905	225,462
Commissions and royalties	553,518	489,301	671,180
Bank expenses and commissions		30,784	51,471
Import and export expenses	1,321,256	1,396,636	725,479
Depreciation property, plant and equipment	742,341	1,064,597	798,667
Depreciation of leased assets	317,870
Impairment of receivables	1,499,298	686,985	1,259,127
Freight and haulage	3,458,525	2,662,715	2,251,297
Employee benefits and social securities	12,505,277	12,969,653	14,265,650
Maintenance	530,758	532,648	408,960
Energy and fuel	111,141	195,449	610,376
Supplies and materials	260,126	214,513	1,577
Mobility and travel	1,358,857	1,306,067	1,373,119
Publicity and advertising	1,718,572	1,709,552	2,239,505
Contingencies	200,525		84,411
Share-based incentives	3,428,029
Telephone and communications		67,417	630
Professional fees and outsourced services	2,752,852	7,346,607	2,058,787
Professional fees related parties	32,816	401,005	759,149
Office supplies	356,906	352,167	549,359
Insurance	295,206	802,352	611,129
Information technology expenses	917,230	709,539	601,955
Taxes	4,656,318	4,821,136	4,019,515
Miscellaneous	181,562	213,243	498,895
Total selling, general and administrative expense	38,345,028	39,243,800	35,263,688
Production costs and selling, general and administrative expenses
Amortization intangible assets	1,122,194	1,270,529	1,197,988
Analysis and Storage	70,471	6,716	1,451,218
Commissions and royalties	1,822,188	1,241,273	1,224,086
Bank expenses and commissions		30,784	51,471
Import and export expenses	1,511,482	1,491,747	857,037
Depreciation, property, plant and equipment	1,912,965	2,229,407	2,007,366
Depreciation of leased assets	566,818
Impairment of receivables	1,499,298	686,985	1,259,127
Freight and haulage	3,999,544	4,096,582	2,916,281
Employee benefits and social securities	17,249,517	18,282,864	21,848,090
Maintenance	930,920	1,034,347	1,006,457
Information technology expenses	917,230	709,539	621,012
Energy and fuel	508,394	764,297	1,030,092
Supplies and materials	582,088	489,891	171,251
Mobility and travel	1,371,837	1,318,164	1,421,187
Publicity and advertising	1,718,572	1,709,552	2,239,505
Contingencies	200,525		84,411
Share-based incentives	3,428,029
Telephone and communications		67,417	630
Professional fees and outsourced services	3,328,418	8,028,397	2,058,982
Professional fees related parties	32,816	401,005	759,149
Office supplies	358,999	383,561	567,149
Insurance	359,225	907,654	729,739
Obsolescence	977,817	564,873	661,804
Taxes	4,685,042	4,858,524	4,124,619
Miscellaneous	188,804	228,205	977,086
Total	$ 49,343,193	$ 50,802,313	$ 49,265,737